SCHEDULE OF PURCHASE PRICE ALLOCATION (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Business Acquisition [Line Items]
Goodwill	$ 2,701	¥ 19,713		$ 2,777	¥ 19,713	$ 2,777	¥ 19,713	¥ 19,713
Ankang Jiren Human Resources Service Co Ltd [Member]
Business Acquisition [Line Items]
Purchase consideration			¥ 3,048
Cash			257
Accounts receivable			2,149
Prepayments and other current assets			11,530
Property and equipment, net
Accounts payable			(2,588)
Other liabilities			(8,300)
Goodwill
Hetian Tiankun Landing Human Resources Service Co Ltd [Member]
Business Acquisition [Line Items]
Purchase consideration			3,107
Cash			615
Accounts receivable			1,510
Prepayments and other current assets			670
Property and equipment, net
Accounts payable			10
Other liabilities			302
Goodwill
Shangluo Hesheng Human Resources Co Ltd [Member]
Business Acquisition [Line Items]
Purchase consideration			6,419
Cash			2,068
Accounts receivable			2,187
Prepayments and other current assets			8,039
Property and equipment, net			3
Accounts payable			(2,789)
Other liabilities			(3,089)
Goodwill
2024 Acquisitions [Member]
Business Acquisition [Line Items]
Purchase consideration			12,574
Cash			2,940
Accounts receivable			5,846
Prepayments and other current assets			20,239
Property and equipment, net			3
Accounts payable			(5,367)
Other liabilities			(11,087)
Goodwill